Long-term debt - Contractual Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 11, 2020
Debt Instrument [Line Items]
Long-term debt less unamortized debt issuance costs	$ 98,490	$ 172,289
Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Principal Outstanding	100,000
Interest payments until contractual maturity, within 1 year	5,250
Interest payments until contractual maturity, 1 to 5 years	39,716
Interest payments until contractual maturity, after 5 years	15,863
Unamortized debt issuance costs	(1,510)
Long-term debt less unamortized debt issuance costs	$ 98,490
Subordinated Lower Tier II Debt | Notes Due 2030
Debt Instrument [Line Items]
Interest rate until date redeemable	5.25%		5.25%
Principal Outstanding	$ 100,000
Interest payments until contractual maturity, within 1 year	5,250
Interest payments until contractual maturity, 1 to 5 years	39,716
Interest payments until contractual maturity, after 5 years	$ 15,863
Subordinated Lower Tier II Debt | Notes Due 2030 | SOFR
Debt Instrument [Line Items]
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	5.06%